Note 7 - Pilot Plant - Pilot Plant (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Balance	$ 22,377,444	$ 0
Costs transferred from asset under construction		25,964,026
Decommissioning provision		136,280
Amortisation	(11,360,466)	(3,722,862)
Additions	2,764,138
Effect of movement in foreign exchange rates	(1,442,375)
Balance	$ 12,338,741	$ 22,377,444